Note 14 - Subsequent Events (Details) (USD $)	1 Months Ended	0 Months Ended		9 Months Ended	12 Months Ended			4 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Nov. 18, 2014	Jun. 11, 2013	Nov. 03, 2005	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2000	Apr. 30, 2014	Oct. 23, 2014	Oct. 14, 2014	Nov. 14, 2014	Jul. 29, 2014
Note 14 - Subsequent Events (Details) [Line Items]
Stock Issued During Period Value Accounts Payable Settlement					$ 250,474
Stock Issued During Period, Shares, Issued for Services (in Shares)						2,751,229
Debt Instrument, Convertible, Threshold Trading Days	10
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					13,753,045	13,669,072
Debt Conversion, Converted Instrument, Amount				401,970		1,420,446
Stock Issued During Period, Shares, New Issues (in Shares)		250,000			100,000
Stock Issued During Period, Value, New Issues			625,066			516,111
Stock Issued During Period, Value, Issued for Services					609,977		405,000
Subsequent Event [Member] | For Settlement of Accrued Salaries [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								1,000,000
Stock Issued During Period, Value, New Issues								20,000
Subsequent Event [Member] | For Settlement of Accounts Payable [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								1,000,000
Stock Issued During Period, Value, New Issues								27,500
Subsequent Event [Member] | For Director Fees [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								788,250
Subsequent Event [Member] | KBM Worldwide [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Debt Instrument Covenant, Percentage Multiplied by Average of Lowest Three Trading Prices										53.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)												$ 0.00005
Subsequent Event [Member] | Carebourn Capital L.P. [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Proceeds from Convertible Debt									52,500
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Debt Instrument Covenant, Percentage Multiplied by Average of Lowest Three Trading Prices									55.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.00009
Subsequent Event [Member] | LG Capital [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Proceeds from Convertible Debt	26,500
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Conversion, Converted Instrument, Rate	58.00%
Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Stock Issued During Period Shares Accounts Payable Settlement (in Shares)											108,842
Stock Issued During Period Value Accounts Payable Settlement											110,326
Stock Issued During Period, Shares, Issued for Services (in Shares)								2,440,149			10,583,555
Proceeds from Convertible Debt										64,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								500,000
Debt Conversion, Converted Instrument, Amount								17,500
Stock Issued During Period, Value, Issued for Services								$ 36,400